Shareholder Report, Line Graph (Details) 194804_Matrix Advisors Dividend Fund_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Oct. 13, 2016	Jun. 30, 2026
Matrix Advisors Dividend Fund
Account Value [Line Items]
Line Graph and Table Measure Name											Matrix Advisors Dividend Fund
Accumulated Value	$ 23,113	$ 19,496	$ 16,885	$ 16,367	$ 16,413	$ 12,766	$ 13,050	$ 11,772	$ 10,841	$ 10,000	$ 27,219
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Total Return Index
Accumulated Value	33,805	29,354	23,567	19,705	22,046	15,658	14,565	13,191	11,533	10,000	$ 41,352
Russell 1000 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Value Total Return Index
Accumulated Value	$ 22,972	$ 20,204	$ 17,871	$ 16,022	$ 17,194	$ 11,967	$ 13,127	$ 12,103	$ 11,335	$ 10,000	$ 29,202